Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Receivables [Abstract]
Accrued interest income		$ 157
R&D tax incentive receivable	3,928,563	4,019,286
Goods and services tax receivable	9,044	22,232
Total	$ 3,937,607	$ 4,041,675